Income Taxes Components of Net Deferred Tax Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Federal deferred tax assets:
Unearned premiums reserve	$ 439.9	$ 368.9
Non-deductible accruals	169.3	166.0
Loss and loss adjustment expense reserves	134.6	48.4
Net unrealized losses on fixed-maturity securities	28.2	0.0
Hedges on forecasted transactions	4.6	4.8
Other	16.2	7.3
Federal deferred tax liabilities:
Net holding period gains on equity securities	(316.8)	0.0
Deferred acquisition costs	(199.8)	(163.9)
Property and equipment	(85.7)	(75.5)
Loss and loss adjustment expense reserve transition adjustment	(58.5)	0.0
Intangible assets	(52.2)	(66.6)
Investment basis differences	(43.3)	(5.5)
Prepaid expenses	(4.7)	(7.1)
Deferred gain on extinguishment of debt	0.0	(0.4)
Net unrealized gains on securities	0.0	(419.5)
Other	(8.9)	(6.1)
Net federal deferred tax asset (liability)	22.9
Net federal deferred tax asset (liability)		(149.2)
Net state deferred tax asset	20.3	14.2
Net deferred income taxes	43.2	0.0
Net deferred tax asset (liability)	$ 0.0	$ (135.0)